Investment Strategy - OnTrack Core Fund	Apr. 28, 2026
Advisor Class Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s Adviser delegates execution of the Fund’s investment strategy to the Sub-Adviser. The Sub-Adviser will use a flexible investment approach that emphasizes capital preservation but allows the portfolio managers to adopt a less conservative posture and to increase emphasis on capital appreciation when they believe the additional risk is warranted by favorable market conditions. The Sub-Adviser seeks to achieve the Fund’s investment objective by investing long-or-short primarily in stocks, bonds and commodities using the Sub-adviser’s technical and risk control strategies. However, the Sub-Adviser may choose not to allocate Fund assets to each group, depending upon market conditions. The Sub-Adviser executes stock investments primarily through (1) individual stocks, (2) stock mutual funds, (3) stock exchange-traded funds (“ETFs”), (4) swap contracts on individual stocks, stock mutual funds and ETFs (5) stock index-based and sector-based futures contracts and (6) limited partnerships and limited liability companies (“pooled vehicles”). The Sub-Adviser executes bond investments primarily through (1) bond mutual funds, (2) bond ETFs and swap contracts on individual bond mutual funds and ETFs, and (3) pooled vehicles. The Sub-Adviser executes commodity investments primarily through (1) commodity ETFs, (2) commodity-linked exchange-traded notes (“ETNs”), (3) commodity-linked structured notes and (4) commodity futures contracts. The Fund limits its investment in privately placed pooled vehicles that are commonly known as hedge funds and excluded from the definition of investment company under Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act of 1940, as amended, (the “1940 Act”) to no more than 10% of Fund assets. The Fund may invest 100% of its assets in ETFs and or mutual funds. The Sub-Adviser seeks total return from capital appreciation and income from both dividends and interest payments.

The Fund invests without restriction as to issuer or counterparty country or capitalization and without restriction as to bond credit quality, maturity, issuer type or structure. These investments may include significant allocations to lower quality rated corporate debt commonly known as “junk bonds.” Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P Ratings (“S&P”). Bonds include mortgage-backed securities (“MBS”). The Sub-Adviser may invest in foreign countries including emerging markets. However, the Sub-Adviser focuses primarily on U.S. investments. The Sub-Adviser uses derivatives as substitutes for underlying assets and for risk management. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. The Sub-Adviser takes short positions when it believes a specific asset or asset class will decline in price, or to manage (hedge) the price risk of the long positions in the Fund’s portfolio. When the Sub-Adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Sub-Adviser engages in frequent trading to achieve the Fund’s investment objective, which results in turnover in excess of 100%. The Fund may, but is not required to be, fully invested; it may also be 100% in money market funds or other money market instruments as a defensive measure.

The Fund may use leverage achieved through the use of swaps and futures, as well as bank borrowings, and other instruments to leverage the returns of the Fund’s portfolio to take advantage of market opportunities. However, these instruments may also be used for hedging purposes.

The Sub-Adviser’s technical strategy is based on a form of technical analysis known as “chart analysis” that attempts to invest in up-trending assets that are expected to produce above average risk-adjusted returns. Up-trending assets are those with generally rising prices and down-trending assets are those with generally falling prices. The Sub-Adviser also uses this technique to take short positions in down-trending assets. The Sub-Adviser defines risk as expected return volatility and expected downside loss. Expected downside loss is also referred to as downside risk or drawdown risk.

The Sub-Adviser invests long in assets that it believes have up-trending prices and relatively attractive risk-adjusted returns; and invests short in assets that it believes have down-trending prices and relatively unattractive risk-adjusted returns, or to hedge portfolio risks. The Sub-Adviser sells long positions when it believes price trends or risk trends have become unattractive. The Sub-Adviser covers (buys back) short positions when price trends have turned neutral or up-trending, or risk trends have turned neutral, or when hedging is no longer needed.

Investor Class Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s Adviser delegates execution of the Fund’s investment strategy to the Sub-Adviser. The Sub-Adviser will use a flexible investment approach that emphasizes capital preservation but allows the portfolio managers to adopt a less conservative posture and to increase emphasis on capital appreciation when they believe the additional risk is warranted by favorable market conditions. The Sub-Adviser seeks to achieve the Fund’s investment objective by investing long-or-short primarily in stocks, bonds and commodities using the Sub-Adviser’s technical and risk control strategies. However, the Sub-Adviser may choose not to allocate Fund assets to each group, depending upon market conditions. The Sub-Adviser executes stock investments primarily through (1) individual stocks, (2) stock mutual funds, (3) stock exchange-traded funds (“ETFs”), (4) swap contracts on individual stocks, stock mutual funds and ETFs (5) stock index-based and sector-based futures contracts and (6) limited partnerships and limited liability companies (pooled vehicles). The Sub-Adviser executes bond investments primarily through (1)bond mutual funds, (2) bond ETFs and swap contracts on individual bond mutual funds and ETFs, and (3) limited partnerships and limited liability companies (pooled vehicles). The Sub-Adviser executes commodity investments primarily through (1) commodity ETFs, (2) commodity-linked exchange-traded notes (“ETNs”), (3) commodity-linked structured notes and (4) commodity futures contracts. The Fund limits its investment in privately placed pooled vehicles that are commonly known as hedge funds and excluded from the definition of investment company under Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act of 1940, as amended, (the “1940 Act”) to no more than 10% of Fund assets. The Fund may invest 100% of its assets in ETFs and or mutual funds. The Sub-Adviser seeks total return from capital appreciation and income from both dividends and interest payments.

The Fund invests without restriction as to issuer or counterparty country or capitalization and without restriction as to bond credit quality, maturity, issuer type or structure. These investments may include significant allocations to lower quality rated corporate debt commonly known as “junk bonds.” Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P Ratings Group (“S&P”). Bonds include mortgage-backed securities (“MBS”). The Sub-Adviser may invest in foreign countries including emerging markets. However, the Sub-Adviser focuses primarily on U.S. investments. The Sub-Adviser uses derivatives as substitutes for underlying assets and for risk management. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. The Sub-Adviser takes short positions when it believes a specific asset or asset class will decline in price, or to manage (hedge) the price risk of the long positions in the Fund’s portfolio. When the Sub-Adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Sub-Adviser engages in frequent trading to achieve the Fund’s investment objective, which results in turnover in excess of 100%. The Fund may, but is not required to be, fully invested; it may also be 100% in money market funds or other money market instruments as a defensive measure.

The Fund may use leverage achieved through the use of swaps and futures, as well as bank borrowings, and other instruments to leverage the returns of the Fund’s portfolio to take advantage of market opportunities. However, these instruments may also be used for hedging purposes.

The Sub-Adviser’s technical strategy is based on a form of technical analysis known as “chart analysis” that attempts to invest in up-trending assets that are expected to produce above average risk-adjusted returns. Up-trending assets are those with generally rising prices and down-trending assets are those with generally falling prices. The Sub-Adviser also uses this technique to take short positions in down-trending assets. The Sub-Adviser defines risk as expected return volatility and expected downside loss. Expected downside loss is also referred to as downside risk or drawdown risk.

The Sub-Adviser invests long in assets that it believes have up-trending prices and relatively attractive risk-adjusted returns; and invests short in assets that it believes have down-trending prices and relatively unattractive risk-adjusted returns, or to hedge portfolio risks. The Sub-Adviser sells long positions when it believes price trends or risk trends have become unattractive. The Sub-Adviser covers (buys back) short positions when price trends have turned neutral or up-trending, or risk trends have turned neutral, or when hedging is no longer needed.